INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 53,796	$ 5,705	$ 129,618	$ (2,909)	$ (75,767)	$ (2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of share capital	7	$ 2	5	0	0	0
Issuance of share capital (in shares)		12,875
Stock-based compensation expenses	174	$ 0	174	0	0	0
Other comprehensive income	(114)	0	0	(52)	0	(62)
Net income attributable to Non -controlling interest	(101)	0	0	0	0	(101)
Net income attributable to Pointer Telocation Ltd's shareholders	2,866	0	0	0	2,866	0
Balance at Jun. 30, 2015	56,628	$ 5,707	129,797	(2,961)	(72,901)	(3,014)
Balance (in shares) at Jun. 30, 2015		7,701,439
Balance at Dec. 31, 2014	53,796	$ 5,705	129,618	(2,909)	(75,767)	(2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of shares in respect of Stock-based compensation	14	$ 3	11	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,999
Stock-based compensation expenses	309	$ 0	309	0	0	0
Acquisition of non-controlling interests	541	$ 62	(1,528)	0	0	2,007
Acquisition of non-controlling interests (in shares)		81,081
Other comprehensive income	(3,423)	$ 0	0	(3,345)	0	(78)
Net income attributable to Non -controlling interest	(147)	0	0	0	0	(147)
Net income attributable to Pointer Telocation Ltd's shareholders	3,945	0	0	0	3,945	0
Balance at Dec. 31, 2015	55,035	$ 5,770	128,410	(6,254)	(71,822)	(1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644
Issuance of shares in respect of Stock-based compensation	7	$ 5	2	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,600
Stock-based compensation expenses	94	$ 0	94	0	0	0
Other comprehensive income	1,604	0	0	793	0	811
Transaction with shareholders	0	0	(323)	323	0	0
Distribution of a subsidiary as a dividend in kind	(17,577)	0	0	(213)	(17,737)	373
Net income attributable to Non -controlling interest	45	0	0	0	0	45
Net income attributable to Pointer Telocation Ltd's shareholders	2,243	0	0	0	2,243	0
Balance at Jun. 30, 2016	$ 41,451	$ 5,775	$ 128,183	$ (5,351)	$ (87,316)	$ 160
Balance (in shares) at Jun. 30, 2016		7,799,244